Details of Significant Accounts - Revenue - Unsatisfied contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Amount of transaction price allocated to contracts	$ 23,653	$ 25,825
Transaction price expected to be recognized as revenue	$ (8,831)	$ (4,782)	$ (2,518)
2023
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	90.00%
2024 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	10.00%